Warrants	12 Months Ended
Dec. 31, 2024
Warrants
Warrants	13.Warrants

	Number of
	warrants	Amount
Balance, December 31, 2022 and December 31, 2023	11,628,178	$3,517,867
Expired	(11,628,178)	(3,517,867)
Balance, December 31, 2024	—	$—